Operating segment and geographic data - Schedule of Segment revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 28,945	$ 26,134	$ 27,978
Operating
Segment Reporting Information [Line Items]
Revenue	28,945	26,026	27,765
Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	0	108	213
Products | Operating
Segment Reporting Information [Line Items]
Revenue	19,920	17,942	18,756
Systems | Operating
Segment Reporting Information [Line Items]
Revenue	3,825	3,164	3,586
Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	5,200	4,920	5,423
Europe | Operating
Segment Reporting Information [Line Items]
Revenue	10,529	9,708	10,004
The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	8,686	7,936	8,919
Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	9,730	8,382	8,842
United States | Operating
Segment Reporting Information [Line Items]
Revenue	6,397	6,019	6,735
China | Operating
Segment Reporting Information [Line Items]
Revenue	4,932	4,091	4,039
Electrification
Segment Reporting Information [Line Items]
Revenue	13,187	11,924	12,728
Electrification | Operating
Segment Reporting Information [Line Items]
Revenue	12,957	11,564	12,272
Electrification | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	230	360	456
Electrification | Products | Operating
Segment Reporting Information [Line Items]
Revenue	10,706	9,951	10,315
Electrification | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	1,367	743	958
Electrification | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	884	870	999
Electrification | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	4,517	4,008	4,039
Electrification | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	4,465	4,050	4,568
Electrification | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	3,975	3,506	3,665
Electrification | United States | Operating
Segment Reporting Information [Line Items]
Revenue	3,304	3,093	3,522
Electrification | China | Operating
Segment Reporting Information [Line Items]
Revenue	2,087	1,820	1,729
Motion
Segment Reporting Information [Line Items]
Revenue	6,925	6,409	6,533
Motion | Operating
Segment Reporting Information [Line Items]
Revenue	6,472	5,914	6,021
Motion | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	453	495	512
Motion | Products | Operating
Segment Reporting Information [Line Items]
Revenue	5,555	5,040	5,152
Motion | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	0	0	0
Motion | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	917	874	869
Motion | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	2,015	1,934	1,879
Motion | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	2,346	2,173	2,315
Motion | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	2,111	1,807	1,827
Motion | United States | Operating
Segment Reporting Information [Line Items]
Revenue	1,952	1,846	1,972
Motion | China | Operating
Segment Reporting Information [Line Items]
Revenue	1,156	926	876
Process Automation
Segment Reporting Information [Line Items]
Revenue	6,259	5,792	6,273
Process Automation | Operating
Segment Reporting Information [Line Items]
Revenue	6,214	5,681	6,151
Process Automation | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	45	111	122
Process Automation | Products | Operating
Segment Reporting Information [Line Items]
Revenue	1,496	1,263	1,439
Process Automation | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	1,802	1,665	1,648
Process Automation | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	2,916	2,753	3,064
Process Automation | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	2,416	2,322	2,416
Process Automation | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	1,431	1,321	1,582
Process Automation | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	2,367	2,038	2,153
Process Automation | United States | Operating
Segment Reporting Information [Line Items]
Revenue	833	805	948
Process Automation | China | Operating
Segment Reporting Information [Line Items]
Revenue	740	628	608
Robotics & Discrete Automation
Segment Reporting Information [Line Items]
Revenue	3,297	2,907	3,314
Robotics & Discrete Automation | Operating
Segment Reporting Information [Line Items]
Revenue	3,287	2,838	3,244
Robotics & Discrete Automation | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	10	69	70
Robotics & Discrete Automation | Products | Operating
Segment Reporting Information [Line Items]
Revenue	2,159	1,635	1,785
Robotics & Discrete Automation | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	645	780	968
Robotics & Discrete Automation | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue	483	423	491
Robotics & Discrete Automation | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	1,578	1,429	1,634
Robotics & Discrete Automation | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	439	385	453
Robotics & Discrete Automation | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	1,270	1,024	1,157
Robotics & Discrete Automation | United States | Operating
Segment Reporting Information [Line Items]
Revenue	308	270	290
Robotics & Discrete Automation | China | Operating
Segment Reporting Information [Line Items]
Revenue	949	714	825
Corporate and Other
Segment Reporting Information [Line Items]
Revenue	(723)	(898)	(870)
Corporate and Other | Operating
Segment Reporting Information [Line Items]
Revenue	15	29	77
Corporate and Other | Intersegment elimination
Segment Reporting Information [Line Items]
Revenue	(738)	(927)	(947)
Corporate and Other | Products | Operating
Segment Reporting Information [Line Items]
Revenue	4	53	65
Corporate and Other | Systems | Operating
Segment Reporting Information [Line Items]
Revenue	11	(24)	12
Corporate and Other | Services and software | Operating
Segment Reporting Information [Line Items]
Revenue			0
Corporate and Other | Europe | Operating
Segment Reporting Information [Line Items]
Revenue	3	15	36
Corporate and Other | The Americas | Operating
Segment Reporting Information [Line Items]
Revenue	5	7	1
Corporate and Other | Asia, Middle East and Africa | Operating
Segment Reporting Information [Line Items]
Revenue	7	7	40
Corporate and Other | United States | Operating
Segment Reporting Information [Line Items]
Revenue	0	5	3
Corporate and Other | China | Operating
Segment Reporting Information [Line Items]
Revenue	$ 0	$ 3	$ 1
Revenue | Excludes Switzerland | Geographic Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk (as a percent)	98.00%	98.00%	98.00%